Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares
Current assets:
Accounts receivable - allowance for doubtful accounts | $	$ 19,538		$ 18,226
Long-term assets:
Property, plant and equipment - accumulated depreciation | $	464,965		516,324
Intangible assets - accumulated amortization | $	$ 578,981		$ 693,062
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding
Preference shares - par value (in EUR per share) | € / shares		€ 0.01		€ 0.01
Preference shares - shares authorized (in shares)	450,000,000		450,000,000
Preference shares - shares issued (in shares)	0		0
Preference shares - shares outstanding (in shares)	0		0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding
Financing preference shares - par value (in EUR per share) | € / shares		0.01		0.01
Financing preference shares - shares authorized (in shares)	40,000,000		40,000,000
Financing preference shares - shares issued (in shares)	0		0
Financing preference shares - shares outstanding (in shares)	0		0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued—217,685 shares in 2025 and 223,904 in 2024
Common shares - par value (in EUR per share) | € / shares		€ 0.01		€ 0.01
Common shares - shares authorized (in shares)	410,000,000		410,000,000
Common shares - shares issued (in shares)	217,685,000		223,904,000
Less treasury shares, at cost—764 and 1,614 shares, respectively
Treasury shares (in shares)	(764,000)		(1,614,000)